INTANGIBLE ASSETS (Intangible assets, excluding land use rights)	12 Months Ended
Dec. 31, 2013
Intangible assets, excluding land use rights
Intangible assets
INTANGIBLE ASSETS

8. INTANGIBLE ASSETS

In connection with the acquisition of Binglangjiang, the Company acquired a legal right to develop and operate Phase II of Binglangjiang’s hydroelectric power project. The development right allows the Company to expand the power generation capacity of Binglangjiang by utilizing the existing water dam of Binglangjiang, which has a useful life of 30 years. The Company recognized the fair value of US$2,909 of the development right as a separate intangible asset apart from goodwill in accordance with ASC 805. The estimated useful life of the development right is 30 years.

In connection with the acquisition of Jinling, the Company acquired a right to use the dam of the Dongguan hydropower project which has a useful life of 40 years. The Company recognized the fair value of US$1,759 for the dam use right as a separate intangible asset apart from goodwill in accordance with ASC 805. The estimated useful life of the dam use right of Dongguan is 40 years.

During the year ended December 31, 2013, the Company acquired financial system software, which has an estimated useful life of 5 years, for US$90.

Intangible assets and their related accumulated amortization as of December 31, 2012 and 2013 are as follows:

	December 31, 2012
	Gross Carrying Value	Accumulated Amortization	Foreign Currency Translation Adjustment	Net Carrying Value
Development right of Binglangjiang Phase II	2,909	(629)	619	2,899
Dam use right of Dongguan	1,759	(90)	92	1,761
Total	4,668	(719)	711	4,660

	December 31, 2013
	Gross Carrying Value	Accumulated Amortization	Foreign Currency Translation Adjustment	Net Carrying Value
Development right of Binglangjiang Phase II	2,909	(749)	706	2,866
Dam use right of Dongguan	1,759	(137)	146	1,768
Software	90	(11)	1	80
Total	4,758	(897)	853	4,714

Amortization expenses from continuing operations for the years ended December 31, 2011, 2012 and 2013 were US$161, US$165 and US$178, respectively, which have been reported in the following accounts:

	For the Years Ended December 31,
	2011	2012	2013
	US$	US$	US$
Cost of revenues	(45)	(45)	(168)
General and administrative expenses	(116)	(120)	(10)
Total	(161)	(165)	(178)

The estimated annual amortization expenses for each of the five succeeding fiscal years are as follows:

US$
2014	185
2015	185
2016	185
2017	185
2018	177